Document and Entity Information Document	Jan. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2026
Entity Registrant Name	BLUE OWL TECHNOLOGY FINANCE CORP.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55977
Entity Tax Identification Number	83-1273258
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001747777
Trading Symbol	OTF
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, par value $0.01 per share